RELATED PARTY TRANSACTIONS (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction
Deferred revenues associated with services provided to related parties	67,709	65,681
Online Education School of Dongbei University of Finance and Economics
Related Party Transaction
Deferred revenues associated with services provided to related parties	11,692	14,616
Online Education School of Renmin University of China
Related Party Transaction
Deferred revenues associated with services provided to related parties	12,133	11,431
Online Education School of Chongqing University
Related Party Transaction
Deferred revenues associated with services provided to related parties	19,506	18,385
Online Education School of China Agricultural University
Related Party Transaction
Deferred revenues associated with services provided to related parties	13,738	11,018
Online Education School of Beijing Language and Culture University
Related Party Transaction
Deferred revenues associated with services provided to related parties	10,392	10,005
Online Education School of Guangxi Radio and TV University
Related Party Transaction
Deferred revenues associated with services provided to related parties	55	76
Online Education School of Fujian Radio and TV University
Related Party Transaction
Deferred revenues associated with services provided to related parties	193	150